RELATED PARTY TRANSACTIONS (Schedule of Revenues and Purchases) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Revenues earned from		$ 280		$ 681
Concession cost purchase from related party		144	$ 25
AM Advertising [Member]
Related Party Transaction [Line Items]
Revenues earned from	[1]	2
Concession cost purchase from related party	[1]	$ 142
Guangxi Dingyuan Media Ltd. ("Guangxi Dingyuan") [Member]
Related Party Transaction [Line Items]
Concession cost purchase from related party			$ 25
BEMC [Member]
Related Party Transaction [Line Items]
Revenues earned from				$ 681
AM Jinshi [Member]
Related Party Transaction [Line Items]
Revenues earned from	[1]	$ 278
Concession cost purchase from related party	[1]	$ 2

[1]	Entities in continuing operations sold some concession in certain airports to discontinued operation. Also continuing operations purchased some concession in certain airports from discontinued operation after the disposal.